Derivative Financial Instruments for Hedging Purposes	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments for Hedging Purposes [Abstract]
Derivative Financial Instruments for hedging purposes
10.	Derivative Financial Instruments for hedging purposes:

(a.1)	As of December 31, 2023 and 2022, the Bank has the following portfolio of financial derivative instruments for accounting hedging purposes:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Assets
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	141,416	167,199	36,553	135,025	232,293	122,127	222,615	111,547	632,877	535,898	49,065	27,077
Total	—	—	—	—	—	—	141,416	167,199	36,553	135,025	232,293	122,127	222,615	111,547	632,877	535,898	49,065	27,077

(a.2)	As of December 31, 2023 and 2022, the Bank has the following debt portfolio of financial derivative instruments for accounting hedging purposes:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	63,587	218,840	123,214	180,325	129,166	983,782	1,151,878	1,382,947	1,467,845	160,602	223,016
Total	—	—	—	—	—	—	—	63,587	218,840	123,214	180,325	129,166	983,782	1,151,878	1,382,947	1,467,845	160,602	223,016

(b)	Fair Value Hedges:

As of December 31, 2023 and 2022, no fair value hedges are held.

(c)	Cash flow Hedges:

(c.1)	The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of borrowings from banks and bonds issued abroad in US Dollars, Hong Kong dollars, Swiss Franc, Japanese Yens, Peruvian Sol, Australian Dollars, Euros, Norwegian kroner and Mexican peso. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts used to hedge the risk from variability of the Unidad de Fomento (“CLF”) in mortgage loans denominated in CLF until a nominal amount equal to the portion notional of the hedging instrument CLF, whose readjustment daily impact the item “Interest and UF indexation revenue” of the Income Financial Statements.

(c.2)	Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:

	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond	—	—	(450)	(378)	(4,686)	(4,423)	(199,047)	(226,822)	(245,308)	(339,527)	(552,541)	(338,871)	(1,252,534)	(1,421,772)	(2,254,566)	(2,331,793)
Borrowing	—	—	—	—	—	—	(1,366)	(59,876)	(88,096)	—	—	—	—	—	(89,462)	(59,876)

Hedge instrument
Inflows:
Cross Currency Swap	—	—	450	378	4,686	4,423	200,413	286,698	333,404	339,527	552,541	338,871	1,252,534	1,421,772	2,344,028	2,391,669
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(c.3)	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	—	—	1,506	1,437	1,834	1,742	182,057	268,092	328,074	327,478	467,263	309,408	1,314,328	1,389,012	2,295,062	2,297,169

Hedge instrument
Outflows:
Cross Currency Swap	—	—	(1,506)	(1,437)	(1,834)	(1,742)	(182,057)	(268,092)	(328,074)	(327,478)	(467,263)	(309,408)	(1,314,328)	(1,389,012)	(2,295,062)	(2,297,169)
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

With respect to CLF assets hedged; these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvest the assets until maturity of the relationship hedging.

(c.4)	The unrealized results generated during the year 2023 by those derivative contracts that conform the hedging instruments in this cash flow hedging strategy, have been recorded with credit to equity amounting to Ch$113,183 million (charge to equity of Ch$215,476 million and credit to equity of Ch$182,376 million as of December 31, 2022 and 2021, respectively). The net effect of taxes credit to equity amounts to Ch$82,624 million (a charge to equity of Ch$157,297 million and a credit to equity of Ch$133,135 million as of December 31, 2022 and 2021, respectively).

The accumulated balance for this concept as of December 31, 2023 corresponds to a credit in equity amounted to Ch$9,401 million (a charge to equity amounting to Ch$103,782 million as of December 31, 2022 and a credit to equity amounting to Ch$111,694 million as of December 31, 2021).

(c.5)	The effect of the cash flow hedging derivatives that offset the result of the hedged instruments corresponds to a gain of Ch$4,320 million in 2023 (a gain of Ch$251,371 million in 2022 and a loss of Ch$123,101 million in 2021).

(c.6)	As of December 31, 2023 and 2022, there was no inefficiency in the Bank’s cash flow hedge, because as both the hedge item and hedge instruments are mirrors of the other, all variation of value attributable to rate and revaluation components are entirely netted.

(c.7)	As of December 31, 2023, 2022 and 2021, the Bank had no hedges of net investments in foreign businesses.